Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	FIRST INVESTORS LIFE SERIES CASH MANAGEMENT FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective :
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to earn a high rate of current income consistent with the preservation of capital and maintenance of liquidity.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Investments in the Fund can only be made through a variable annuity contract or life insurance policy offered by a participating insurance company. This table does not reflect the fees and expenses that are or may be imposed by a variable annuity contract or life insurance policy for which the Fund is an investment option. For information regarding those fees and expenses, please refer to the applicable variable annuity contract or life insurance policy prospectus. If those fees and expenses were included, the overall fees and expenses shown in the table would be higher.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The table below does not include the fees or expenses that are or may be imposed by a variable annuity contract or life insurance policy for which the Fund is an investment option. If they were included, the expenses shown in the table below would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund invests primarily in high-quality money market instruments that are determined by the Fund’s investment adviser, First Investors Management Company, Inc., to present minimal credit risk, including but not limited to commercial paper, short-term corporate bonds and notes, floating and variable rate notes, U.S. Treasury securities and short-term obligations of U.S. Government-sponsored enterprises (some of which are not backed by the full faith and credit of the U.S. Government).

The Fund’s portfolio is managed to meet regulatory requirements that permit the Fund to maintain a stable net asset value (“NAV”) of $1.00 per share. These include requirements relating to the credit quality, maturity, liquidity and diversification of the Fund’s investments.

In buying and selling securities, the Fund will consider its own credit analysis as well as ratings assigned by ratings services.

Risk [Heading]	rr_RiskHeading	Principal Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide support to the Fund at any time. There is no guarantee that the Fund will meet its investment objective. Here are the principal risks of investing in the Fund:

Credit Risk. There is a risk that the value of a money market instrument will decline if there is a default by or a deterioration in the credit quality of the issuer or a provider of a credit enhancement or demand feature. This could cause the Fund’s NAV to decline below $1.00 per share.

Credit risk also applies to securities issued by the U.S. Government and by U.S. Government-sponsored enterprises that are not backed by the full faith and credit of the U.S. Government. The securities issued by U.S. Government-sponsored enterprises are supported only by the credit of the issuing agency, instrumentality or corporation.

Interest Rate Risk. Like the values of other debt instruments, the market values of money market instruments are affected by changes in interest rates. When interest rates rise, the market values of money market instruments generally decline. The Fund may be subject to a greater risk of rising interest rates during periods of historically low interest rates. This could cause the Fund’s NAV to decline below $1.00 per share. As of the date of this prospectus, interest rates are at or near historic lows, which may increase the Fund’s exposure to the risks associated with rising interest rates.

Liquidity Risk. The Fund may be unable to sell a security at a time or price most favorable to the Fund, which could have the effect of decreasing the overall level of the Fund’s liquidity. Market developments may cause the Fund’s investments to become less liquid and subject to erratic price movements, which may have an adverse effect on the Fund’s ability to maintain a $1.00 share price.

Market Risk. The prices of the money market instruments held by the Fund may decline in response to certain events, such as general economic and market conditions, regional or global economic instability, interest rate fluctuations, and those events directly involving the issuers. Adverse market events may lead to increased redemptions, which could cause the Fund to experience a loss when selling securities to meet redemption requests by shareholders.

Regulatory Risk. The SEC recently adopted amendments to the money market fund rules. The amendments may require changes to the Fund’s investment strategies and operations and/or may negatively affect the Fund’s expenses, liquidity, yield and return potential.

Yield Risk. The yields received by the Fund on its investments will generally decline as interest rates decline.

Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year. The table shows the Fund’s average annual returns for 1, 5, and 10 years. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The bar chart and table do not reflect fees and expenses that may be deducted by the variable annuity contract or variable life insurance policy through which you invest. If they were included, the returns would be less than those shown.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the Fund.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Total Annual Returns For Calendar Years Ended December 31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the periods shown, the highest quarterly return was 1.16% (for the quarter ended September 30, 2006) and the lowest quarterly return was 0.00% (for each quarter ended since December 31, 2009).
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	The highest quarterly return was 1.16% (for the quarter ended September 30, 2006)
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2006
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.16%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	The lowest quarterly return was 0.00% (for each quarter ended since December 31, 2009)
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2014
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns For Periods Ended December 31, 2014
FIRST INVESTORS LIFE SERIES CASH MANAGEMENT FUND
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the lower of purchase price or redemption price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.24%
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	0.99%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	101
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	315
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	547
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,213
Annual Return 2005	rr_AnnualReturn2005	2.44%
Annual Return 2006	rr_AnnualReturn2006	4.35%
Annual Return 2007	rr_AnnualReturn2007	4.62%
Annual Return 2008	rr_AnnualReturn2008	2.03%
Annual Return 2009	rr_AnnualReturn2009	0.17%
Annual Return 2010	rr_AnnualReturn2010	0.00%
Annual Return 2011	rr_AnnualReturn2011	0.00%
Annual Return 2012	rr_AnnualReturn2012	0.00%
Annual Return 2013	rr_AnnualReturn2013	0.00%
Annual Return 2014	rr_AnnualReturn2014	0.00%
1 Year	rr_AverageAnnualReturnYear01	none
5 Years	rr_AverageAnnualReturnYear05	none
10 Years	rr_AverageAnnualReturnYear10	1.33%